Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial assets and liabilities
a.	Classification of financial liabilities:

			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	20,723	17,062	4,937
Other payables	1,076	1,203	348
Liability in respect of Government grants	14,643	14,812	4,286
Lease Liabilities	-	7,503	2,171
Loan from others	94,360	123,780	35,816

	130,802	164,360	47,558
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	6,168	16,354	4,732

Total Financial liabilities	136,970	180,714	52,290

Total current	21,799	18,959	5,486
Total non-current	115,171	161,755	46,804

Schedule of maturity profile of financial liabilities based on contractual undiscounted payments

December 31, 2019:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS in thousands

Trade payables	17,062	-	-	-	-	-	17,062
Other payables	1,203	-	-	-	-	-	1,203
Lease liabilities	1,238	1,153	1,128	1,128	1,174	4,156	9,977
Loans from others	-	4,180	8,361	89,956	32,204	208,090	342,791
Liability in respect of Government grants	-	4,189	8,377	11,173	-	-	23,739

	19,503	9,522	17,866	102,257	33,378	212,246	394,772

December 31, 2018:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS in thousands

Trade payables	20,723	-	-	-	-	-	20,723
Other payables	1,076	-	-	-	-	-	1,076
Loans from others	-	-	4,655	9,310	100,169	174,477	288,611
Liability in respect of Government grants	-	-	4,636	9,269	12,383	-	26,288

	21,799	-	9,291	18,579	112,552	174,477	336,698

Schedule of changes in liabilities arising from financing activities

	Loans from others	Lease liabilities	Total liabilities arising from financing activities

Balance as of January 1, 2018	-	-	-
Cash flows	84,321	-	84,321
Effect of changes in fair value	10,039	-	10,039

Balance as of December 31, 2018	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283